Net Loss per Share - Schedule Of Potential Common Shares, Presented Based On Amounts Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	17,590,350	17,658,963
Convertible preferred stock (as converted to common stock) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	14,222,580	14,222,580
Stock options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	3,367,770	3,436,383